UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Investment Company of America®
Investment portfolio

September 30, 2011
unaudited

Common stocks — 91.57%	Shares	Value (000)

ENERGY — 11.93%
Apache Corp.	3,490,000	$280,037
Baker Hughes Inc.	3,935,000	181,640
BP PLC1	83,584,340	501,331
BP PLC (ADR)	3,596,953	129,742
Canadian Natural Resources, Ltd.	3,340,000	98,074
Chevron Corp.	6,480,000	599,530
ConocoPhillips	17,434,140	1,103,930
Devon Energy Corp.	2,690,000	149,134
Diamond Offshore Drilling, Inc.	2,025,000	110,848
Eni SpA1	4,640,000	81,527
Eni SpA (ADR)	770,000	27,050
EOG Resources, Inc.	4,152,200	294,848
Range Resources Corp.	645,000	37,707
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	1,013,234
Royal Dutch Shell PLC, Class B1	13,068,265	405,897
Royal Dutch Shell PLC, Class B (ADR)	2,975,498	184,630
Schlumberger Ltd.	12,724,999	760,064
TOTAL SA1	3,000,000	132,272
		6,091,495

MATERIALS — 2.72%
Akzo Nobel NV1	425,000	18,788
ArcelorMittal1	7,540,000	120,422
Barrick Gold Corp.	3,325,000	155,111
Dow Chemical Co.	38,582,000	866,552
POSCO1	136,000	41,813
Praxair, Inc.	999,500	93,433
United States Steel Corp.	4,160,000	91,562
		1,387,681

INDUSTRIALS — 10.45%
3M Co.	4,834,265	347,052
CSX Corp.	27,688,000	516,935
Danaher Corp.	1,730,000	72,556
Deere & Co.	2,800,000	180,796
Emerson Electric Co.	1,915,000	79,109
General Dynamics Corp.	11,778,300	670,068
General Electric Co.	19,375,000	295,275
Illinois Tool Works Inc.	6,400,000	266,240
Lockheed Martin Corp.	2,790,820	202,725
Masco Corp.2	23,258,069	165,597
Pitney Bowes Inc.	350,551	6,590
R.R. Donnelley & Sons Co.	6,535,000	92,274
Republic Services, Inc.	5,500,000	154,330
Siemens AG1	1,650,000	149,065
Southwest Airlines Co.	13,000,000	104,520
Union Pacific Corp.	9,357,500	764,227
United Parcel Service, Inc., Class B	4,250,000	268,388
United Technologies Corp.	9,476,852	666,791
Waste Management, Inc.	10,100,700	328,879
		5,331,417

CONSUMER DISCRETIONARY — 10.45%
Carnival Corp., units	3,600,000	109,080
Comcast Corp., Class A	25,905,000	541,414
Comcast Corp., Class A, special nonvoting shares	3,000,000	62,070
Daimler AG1	1,361,034	60,286
DIRECTV, Class A3	6,000,000	253,500
General Motors Co.3	20,409,900	411,872
Harley-Davidson, Inc.	3,690,000	126,678
Home Depot, Inc.	25,550,000	839,828
Honda Motor Co., Ltd.1	5,550,000	162,726
Johnson Controls, Inc.	8,447,400	222,758
Kohl’s Corp.	6,744,000	331,130
Lowe’s Companies, Inc.	10,500,000	203,070
McDonald’s Corp.	4,750,000	417,145
News Corp., Class A	31,880,000	493,184
NIKE, Inc., Class B	3,578,100	305,963
Staples, Inc.	10,634,800	141,443
Time Warner Cable Inc.	4,812,727	301,614
Time Warner Inc.	11,624,000	348,371
		5,332,132

CONSUMER STAPLES — 11.42%
Altria Group, Inc.	26,477,918	709,873
Avon Products, Inc.	15,032,000	294,627
Coca-Cola Co.	6,803,300	459,631
Colgate-Palmolive Co.	1,500,000	133,020
ConAgra Foods, Inc.	5,521,100	133,721
CVS/Caremark Corp.	11,000,000	369,380
General Mills, Inc.	3,920,000	150,802
H.J. Heinz Co.	2,750,000	138,820
Kellogg Co.	1,000,000	53,190
Kimberly-Clark Corp.	1,500,000	106,515
Kraft Foods Inc., Class A	18,374,168	617,005
Molson Coors Brewing Co., Class B	7,176,344	284,255
PepsiCo, Inc.	6,975,500	431,783
Philip Morris International Inc.	29,066,072	1,813,142
Reynolds American Inc.	1,333,332	49,973
Sara Lee Corp.	5,000,000	81,750
		5,827,487

HEALTH CARE — 7.31%
Abbott Laboratories	18,835,000	963,222
Amgen Inc.	8,075,792	443,765
Bayer AG1	1,950,000	107,164
Boston Scientific Corp.3	37,670,000	222,629
Eli Lilly and Co.	4,010,000	148,250
Johnson & Johnson	600,000	38,226
Medco Health Solutions, Inc.3	9,000,000	422,010
Medtronic, Inc.	4,847,500	161,131
Merck & Co., Inc.	32,576,829	1,065,588
Novartis AG1	663,000	37,002
Novartis AG (ADR)	921,556	51,395
Pfizer Inc	4,025,000	71,162
		3,731,544

FINANCIALS — 6.93%
Banco Santander, SA1	23,049,941	188,434
Banco Santander, SA (ADR)	3,805,087	30,593
Bank of America Corp.	70,440,935	431,099
Bank of New York Mellon Corp.	8,508,952	158,182
BB&T Corp.	825,000	17,597
Capital One Financial Corp.	6,000,000	237,780
Citigroup Inc.	22,720,000	582,086
Credit Suisse Group AG1	4,565,000	118,458
Genworth Financial, Inc., Class A3	12,844,101	73,725
HSBC Holdings PLC (ADR)	1,529,416	58,179
HSBC Holdings PLC (United Kingdom)1	4,869,240	37,110
JPMorgan Chase & Co.	27,145,000	817,607
Société Générale1	2,632,877	68,986
State Street Corp.	3,775,900	121,433
Wells Fargo & Co.	24,700,000	595,764
		3,537,033

INFORMATION TECHNOLOGY — 17.00%
Accenture PLC, Class A	2,250,000	118,530
Apple Inc.3	2,580,000	983,444
Applied Materials, Inc.	12,495,000	129,323
Automatic Data Processing, Inc.	4,023,043	189,686
Cisco Systems, Inc.	4,643,000	71,920
Corning Inc.	23,660,074	292,439
Flextronics International Ltd.3	14,000,000	78,820
Hewlett-Packard Co.	15,773,700	354,120
Intel Corp.	25,754,700	549,348
International Business Machines Corp.	3,025,000	529,466
KLA-Tencor Corp.	6,726,900	257,506
Linear Technology Corp.	8,320,000	230,048
MasterCard Inc., Class A	200,000	63,432
Maxim Integrated Products, Inc.	2,757,700	64,337
Microsoft Corp.	82,948,800	2,064,596
Nokia Corp.1	73,600,000	416,901
Nokia Corp. (ADR)	5,652,400	31,993
Oracle Corp.	28,385,000	815,785
QUALCOMM Inc.	8,862,000	430,959
Texas Instruments Inc.	22,825,000	608,286
Xilinx, Inc.	5,254,500	144,183
Yahoo! Inc.3	20,016,420	263,416
		8,688,538

TELECOMMUNICATION SERVICES — 5.41%
AT&T Inc.	69,316,900	1,976,918
CenturyLink, Inc.	7,106,720	235,375
France Télécom SA1	6,220,000	101,994
Verizon Communications Inc.	12,135,800	446,597
		2,760,884

UTILITIES — 3.50%
Dominion Resources, Inc.	9,403,824	477,432
Exelon Corp.	5,120,600	218,189
FirstEnergy Corp.	4,443,500	199,558
GDF SUEZ1	18,033,278	538,714
NextEra Energy, Inc.	300,000	16,206
Public Service Enterprise Group Inc.	10,000,000	333,700
		1,783,799

MISCELLANEOUS — 4.45%
Other common stocks in initial period of acquisition		2,270,222

Total common stocks (cost: $43,809,183,000)		46,742,232

Warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,3	3,071,428	—

Total warrants (cost: $11,770,000)		—

	Shares or
Convertible securities — 0.58%	principal amount

MATERIALS — 0.10%
ArcelorMittal 5.00% convertible debenture 2014	$48,620,000	51,233

CONSUMER DISCRETIONARY — 0.48%
General Motors Co., Series B, 4.75% convertible preferred 2013	6,778,850	237,802
Johnson Controls, Inc. 11.50% convertible preferred 2012, units1	35,000	4,484
		242,286

Total convertible securities (cost: $398,078,000)		293,519

	Principal amount
Bonds & notes — 0.98%	(000)

ENERGY — 0.01%
Chevron Corp. 4.95% 2019	$5,000	5,972

MATERIALS — 0.01%
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,100

INDUSTRIALS — 0.07%
Burlington Northern Santa Fe LLC 5.75% 2018	5,000	5,905
CSX Corp. 6.25% 2015	5,000	5,777
Honeywell International Inc. 5.00% 2019	4,090	4,746
Norfolk Southern Corp. 5.75% 2018	2,500	2,937
Raytheon Co. 4.40% 2020	3,055	3,326
Union Pacific Corp. 6.125% 2020	5,000	6,066
United Technologies Corp. 4.50% 2020	5,475	6,096
Waste Management, Inc. 2.60% 2016	445	447
		35,300

CONSUMER DISCRETIONARY — 0.03%
Comcast Corp. 6.30% 2017	5,120	5,998
Kohl’s Corp. 6.25% 2017	3,500	4,161
News America Inc. 6.90% 2019	5,000	5,857
		16,016

CONSUMER STAPLES — 0.03%
British American Tobacco International Finance PLC 9.50% 20184	5,000	6,804
Kraft Foods Inc. 2.625% 2013	2,555	2,609
PepsiCo, Inc. 2.50% 2016	2,500	2,593
Tesco PLC 5.50% 20174	2,506	2,928
		14,934

HEALTH CARE — 0.04%
Abbott Laboratories 5.125% 2019	2,500	2,956
Boston Scientific Corp. 5.125% 2017	610	656
Boston Scientific Corp. 6.00% 2020	700	787
Cardinal Health, Inc. 5.80% 2016	2,905	3,353
Novartis Securities Investment Ltd. 5.125% 2019	2,500	2,959
Pfizer Inc 6.20% 2019	2,500	3,141
Roche Holdings Inc. 6.00% 20194	2,500	3,063
WellPoint, Inc. 7.00% 2019	4,200	5,198
		22,113

FINANCIALS — 0.31%
Bank of America Corp. 3.75% 2016	225	205
Bank of America Corp., Series L, 3.625% 2016	250	228
Boston Properties, Inc. 5.875% 2019	5,000	5,503
Citigroup Capital XXI 8.30% 20775	687	675
Citigroup Inc. 4.587% 2015	1,387	1,426
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)5	62,936	65,037
Northern Trust Corp. 4.625% 2014	2,650	2,860
Regions Bank 7.50% 2018	4,350	4,345
Regions Financial Corp. 6.375% 2012	23,540	24,011
Regions Financial Corp. 7.75% 2014	13,082	13,180
Simon Property Group, LP 4.20% 2015	2,600	2,747
SLM Corp., Series A, 5.125% 2012	1,000	1,000
Société Générale, junior subordinated 5.922% (undated)4,5	20,955	12,303
Wells Fargo & Co. 3.676% 2016	1,000	1,042
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)5	23,667	24,495
		159,057

INFORMATION TECHNOLOGY — 0.01%
Cisco Systems, Inc. 4.95% 2019	5,000	5,705

TELECOMMUNICATION SERVICES — 0.02%
AT&T Inc. 4.85% 2014	5,000	5,380
Vodafone Group PLC 5.625% 2017	2,500	2,870
		8,250

MORTGAGE-BACKED OBLIGATIONS6 — 0.10%
Fannie Mae 3.50% 2025	5,463	5,716
Fannie Mae 4.00% 2041	14,611	15,393
Fannie Mae 4.50% 2041	10,032	10,726
Fannie Mae 5.00% 2041	9,936	10,785
Fannie Mae 6.00% 2038	429	471
Fannie Mae 6.00% 2038	4,574	5,039
Fannie Mae 6.00% 2038	4,809	5,280
		53,410

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.35%
Federal Home Loan Bank 3.625% 2013	50,000	53,281
Freddie Mac 2.125% 2012	10,000	10,163
Freddie Mac 5.00% 2014	10,000	11,229
U.S. Treasury 0.625% 20217	10,024	10,485
U.S. Treasury 1.00% 2016	2,500	2,506
U.S. Treasury 1.25% 2014	10,000	10,215
U.S. Treasury 4.00% 2018	10,000	11,740
U.S. Treasury 4.125% 2015	10,000	11,273
U.S. Treasury 4.625% 2016	20,000	23,646
U.S. Treasury 8.00% 2021	20,000	31,305
		175,843

Total bonds & notes (cost: $466,035,000)		501,700

Short-term securities — 6.79%

CAFCO, LLC 0.18% due 10/6–10/12/2011	67,600	67,598
Coca-Cola Co. 0.09%–0.19% due 11/4/2011–2/2/20124	131,700	131,656
Falcon Asset Securitization Co., LLC 0.16% due 10/7/20114	37,000	36,999
Fannie Mae 0.09%–0.23% due 10/19/2011–9/7/2012	719,272	718,959
Federal Farm Credit Banks 0.09%–0.23% due 11/1/2011–9/18/2012	252,000	251,917
Federal Home Loan Bank 0.09%–0.33% due 11/18/2011–9/12/2012	758,012	757,779
Freddie Mac 0.04%–0.30% due 10/19/2011–8/6/2012	705,076	704,951
General Electric Capital Corp. 0.14% due 10/25/2011	47,700	47,695
General Electric Capital Services, Inc. 0.16% due 10/18/2011	26,100	26,098
Hewlett-Packard Co. 0.14%–0.15% due 10/3–10/24/20114	125,000	124,988
IBM Corp. 0.05% due 10/20/20114	50,000	49,999
Johnson & Johnson 0.04% due 10/3/20114	11,300	11,300
Jupiter Securitization Co., LLC 0.14% due 11/7/20114	40,800	40,794
McDonald’s Corp. 0.18% due 1/9/20124	15,000	14,983
Medtronic Inc. 0.04% due 10/31/20114	5,600	5,600
NetJets Inc. 0.08%–0.14% due 10/11–11/17/20114	64,000	63,983
Pfizer Inc 0.04% due 10/4/20114	39,200	39,200
Private Export Funding Corp. 0.16%–0.18% due 11/15–12/15/20114	63,500	63,478
Procter & Gamble Co. 0.04%–0.17% due 10/31/2011–1/4/20124	54,800	54,786
Straight-A Funding LLC 0.14% due 10/18/20114	50,000	49,996
U.S. Treasury Bill 0.221% due 1/12/2012	75,000	74,997
Variable Funding Capital Company LLC 0.17% due 10/14–10/25/20114	77,600	77,590
Wal-Mart Stores, Inc. 0.08% due 10/28/20114	50,000	49,997

Total short-term securities (cost: $3,464,517,000)		3,465,343

Total investment securities (cost: $48,149,583,000)		51,002,794
Other assets less liabilities		40,058

Net assets		$51,042,852

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $4,089,077,000, which represented 8.01% of the net assets of the fund. This amount includes $4,084,593,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Security did not produce income during the last 12 months.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $840,447,000, which represented 1.65% of the net assets of the fund.
5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Index-linked bond whose principal amount moves with a government price index.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended September 30, 2011, appear below.

						Value of
					Dividend	affiliate at
					income	9/30/2011
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Masco Corp.	—	23,258,069	—	23,258,069	$1,785	$165,597

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Energy	$4,970,468	$1,121,027	*	$—	$6,091,495
Materials	1,206,658	181,023	*	—	1,387,681
Industrials	5,182,352	149,065	*	—	5,331,417
Consumer discretionary	5,109,120	223,012	*	—	5,332,132
Consumer staples	5,827,487	—		—	5,827,487
Health care	3,587,378	144,166	*	—	3,731,544
Financials	3,124,045	412,988	*	—	3,537,033
Information technology	8,271,637	416,901	*	—	8,688,538
Telecommunication services	2,658,890	101,994	*	—	2,760,884
Utilities	1,245,085	538,714	*	—	1,783,799
Miscellaneous	1,474,519	795,703	*	—	2,270,222
Convertible securities	237,802	55,717		—	293,519
Bonds & notes	—	501,700		—	501,700
Short-term securities	—	3,465,343		—	3,465,343
Total	$42,895,441	$8,107,353		$—	$51,002,794

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $4,084,593,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$9,912,634
Gross unrealized depreciation on investment securities	(7,074,467)
Net unrealized appreciation on investment securities	2,838,167
Cost of investment securities for federal income tax purposes	48,164,627

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-904-1111O-S29410

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: November 28, 2011

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: November 28, 2011